                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):  [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)         Boston, MA       August 14, 2008
-----------------------------------      -----------------  -----------------
              [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

8/13/2008

Page 1 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------  -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Berkshire Hathaway      Common
  Hld B                 Stock   084670207 11,927,676      2,973   2,973                                         2,973
Central Fund of         Common
  Canada Ltd.           Stock   153501101    492,100     38,000  38,000                                        38,000
Clayton Holdings Inc.   Common
                        Stock   18418N107  2,727,371    456,846 456,846                                       456,846
Credit Acceptance       Common
  Corporation           Stock   225310101 16,386,593    641,103 641,103                                       641,103
Encana Corporation      Common
                        Stock   292505104  1,773,135     19,500  19,500                                        19,500
FCStone Group Inc.      Common
                        Stock   31308T100    977,550     35,000  35,000                                        35,000
Gold Bullion Sec Ltd.   Common
  OTC                   Stock   G4024G101    227,224      2,500   2,500                                         2,500
Heartland Payment Sys   Common
  Inc.                  Stock   42235N108  3,806,680    161,300 161,300                                       161,300
Maxim Integrated        Common
  Products              Stock   57772K101 10,996,097    519,910 519,910                                       519,910
Ritchie Bros. Auction   Common
                        Stock   767744105  2,156,835     79,500  79,500                                        79,500
Smith & Wesson          Common
  Holding Corporation   Stock   831756101    130,250     25,000  25,000                                        25,000
Suncor Energy Inc       Common
                        Stock   867229106    755,560     13,000  13,000                                        13,000
XTO Energy Inc.         Common
                        Stock   98385X106  2,130,661     31,100  31,100                                        31,100
   COLUMN TOTALS                          54,487,732  2,025,732

8/13/2008

Page 2 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------  -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Barrick Gold            Common
  Corporation           Stock   067901108  8,817,309    193,787 193,787                                       193,787
Canadian Natural        Common
  Resources             Stock   136385101  1,177,938     11,750  11,750                                        11,750
Conocophillips          Common
                        Stock   20825C104    294,780      3,123   3,123                                         3,123
Fluor Corp (NEW)        Common
                        Stock   343412102  2,722,350     14,630  14,630                                        14,630
GE Electric Co          Common
                        Stock   369604103  2,319,361     86,900  86,900                                        86,900
Goldcorp Inc.           Common
                        Stock   380956409  3,580,484     77,550  77,550                                        77,550
Heritage-Crystal        Common
  Clean Inc.            Stock   42726M106    396,000     30,000  30,000                                        30,000
Indochina Capital       Common
                        Stock   G47690105     59,400     12,000  12,000                                        12,000
Innerworkings Inc.      Common
                        Stock   45773Y105  6,948,760    581,000 581,000                                       581,000
Kinross Gold CP         Common
                        Stock   496902404  1,444,932     61,200  61,200                                        61,200
KKR Financial           Common
  Holdings LLC          Stock   48248A306    609,000     58,000  58,000                                        58,000
Pan Amer Silver         Common
                        Stock   697900108    428,100     12,380  12,380                                        12,380
Parallel Petroleum      Common
  Corporation           Stock   699157103    261,690     13,000  13,000                                        13,000
SPDR Gold Trust         Common
                        Stock   78463V107  1,597,672     17,480  17,480                                        17,480
   COLUMN TOTALS                          30,657,776  1,172,800

8/13/2008

Page 3 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------  -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Annaly Capital         Common
  Management Inc.       Stock   035710409  1,706,100    110,000 110,000                                       110,000
Penn West Energy Tru   Common
                        Stock   707885109  1,790,813     52,920  52,920                                        52,920
Petaquilla Minerals    Common
  LTD                   Stock   716013107  1,193,700    865,000 865,000                                       865,000
Transdigm Group Inc.   Common
                        Stock   893641100  1,118,547     33,300  33,300                                        33,300
Powersecure            Common
  International, Inc.   Stock   73936N105  6,446,154    887,900 887,900                                       887,900
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
   COLUMN TOTALS                          12,255,314  1,949,120